Contingencies	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Contingencies
12.	Contingencies

The Company from time to time is involved in various legal actions arising in the normal course of business. Management, after reviewing with legal counsel all of these actions and proceedings, believes that the aggregate losses, if any, will not have a material adverse effect on the Company’s financial position or results of operations.